May 31, 2022
Virtus Stone Harbor Strategic Income Fund
Virtus Stone Harbor Strategic Income Fund

Virtus Stone Harbor Emerging Markets Debt Allocation Fund and
Virtus Stone Harbor Strategic Income Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated February 1, 2023, to the Funds’ Summary Prospectuses and the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Funds, dated September 28, 2022, as supplemented

Important Notice to Investors

Effective January 30, 2023, Virtus Stone Harbor Emerging Markets Debt Fund’s name changed to Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Emerging Markets Corporate Debt Fund’s the name changed to Virtus Stone Harbor Emerging Markets Bond Fund. As a result, the following changes to the Funds’ prospectuses are also effective January 30, 2023.

Virtus Stone Harbor Strategic Income Fund

In the disclosure under “Principal Investment Strategies,” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the first paragraph is replaced in its entirety with the following:

The fund is intended to provide broad exposure to global credit markets. The fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The fund may invest all or a significant portion of its assets in Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, Virtus Stone Harbor Local Markets Fund, and/or Virtus Stone Harbor Emerging Markets Bond Fund and/or one or more other affiliated funds managed substantially similarly to these funds (together, the “underlying funds”). The underlying funds listed above are described elsewhere in this Prospectus. The fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. The fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the fund may refer to actions undertaken by the Fund or by an underlying fund.

Investors should retain this supplement with the Prospectuses for future reference.